Other operating expenses	12 Months Ended
Dec. 31, 2022
Other operating expenses
Other operating expenses

7. Other operating expenses

	Years Ended December 31,
in €‘000	2020	2021	2022
Legal and other consulting expenses	15,899	46,886	42,952
Telecommunication and IT expenses	8,023	12,523	4,652
Software-as-a Service and similar rights	5,101	9,482	13,664
Marketing expenses	3,469	5,341	7,798
Travel expenses	1,338	1,803	6,524
Insurance	351	4,961	12,225
Office expenses	3,020	3,028	3,772
Other costs	4,138	3,284	4,304
Total	41,339	87,308	95,891